Income Taxes - Income Tax Provision (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Expected tax provision (benefit) at Luxembourg statutory income tax rate	$ (121,108)	$ (28,078)	$ 295,150
Foreign income tax differential	2,216	66,242	51,787
Lux Financing Activities	51,250	30,232	(8,279)
Tax deductible impairment charges in Luxembourg subsidiaries	0	0	(1,280,759)
Change in tax rate	(684)	(28,250)	416,156
Changes in unrecognized tax benefits	(2,205)	(79)	(1,629)
Changes in valuation allowance	746,905	40,853	554,479
Tax effect of 2011 Intercompany Sale	(1,655)	6,073	6,701
Foreign tax credits	138	(3,107)	(5,480)
Research and development tax credits	0	(2,786)	(3,275)
2018 Internal Reorganization	(549,382)	0	0
Other	1,284	2,176	4,537
Total income tax provision:	$ 130,069	$ 71,130	$ 15,986